Acquisitions And Divestitures (Details) (USD $)	3 Months Ended		12 Months Ended						3 Months Ended		12 Months Ended				3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Mar. 31, 2011 First Horizon Insurance, Inc. [Member]	Mar. 31, 2010 FTN Equity Capital Markets [Member]	Dec. 31, 2010 FTN Equity Capital Markets [Member]	Dec. 31, 2009 FTN Equity Capital Markets [Member]	Dec. 31, 2009 Atlanta Insurance Business [Member]	Dec. 31, 2009 First Express Remittance Processing [Member]	Sep. 30, 2011 First Horizon Msaver, Inc. [Member]	Jun. 30, 2011 Highland Capital Management Corporation [Member]
Schedule Of Acquisitions And Divestitures [Line Items]
Recognized after-tax gains on sales															$ 5,700,000	$ 4,200,000
Number of states, serves customers by subsidiary	40
Goodwill, Impairment	10,100,000	3,300,000	10,100,000	[1],[2]	3,348,000	[1],[2]	16,591,000	[1],[2]	10,100,000	3,300,000	3,300,000	14,300,000	2,300,000
Tax benefits recognized									11,100,000
After tax goodwill impairment										2,000,000		9,000,000
Gains/losses on divestitures			$ (10,143,000)	[3]			$ 9,183,000	[3]					$ 7,500,000	$ 1,700,000

[1]	See Note 26 - Restructuring, Repositioning, and Efficiency for further details related to goodwill impairments.
[2]	See Note 2 - Acquisitions and Divestitures for further details regarding goodwill related to divestitures.
[3]	After-tax gains on divestiture are $9.9 million for 2011. See Note 2 - Acquisitions and Divestitures for further details related to divestitures.